Notes Payable and Capital Leases (Details Narrative) - USD ($)		1 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2015	Sep. 30, 2015	Apr. 30, 2015	Mar. 31, 2015	Oct. 31, 2013	Aug. 31, 2013	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015
Percentage of interest rate	10.00%		3.00%	8.00%				4.02%
Payable in monthly installments of principal and interest								$ 25,495	$ 1,000
Debt instruments maturtity date	Jun. 30, 2015		Jul. 21, 2015	Mar. 31, 2020				Mar. 31, 2020
Loan, description								through June 2021
Lease maturities date		May 31, 2019	Feb. 29, 2016			Feb. 29, 2016
Xing Group [Member]
Borrowings amount					$ 2,400,000
Percentage of interest rate					4.53%
Payable in monthly installments of principal and interest					$ 15,269
Balloon payment					$ 1,998,985
Debt instruments maturtity date					Oct. 31, 2018
Loan, description					The loan was paid in full during 2016.
Lease maturities date					Aug. 31, 2019		Aug. 31, 2017			Aug. 31, 2017
Xing Group [Member] | Minimum [Member]
Monthly lease payments					$ 334
Xing Group [Member] | Maximum [Member]
Monthly lease payments					$ 2,479